CONDENSED CONSOLIDATED STATEMENTS OF STOCKHOLDERS' EQUITY (Unaudited) - USD ($) $ in Thousands	Total	Progressive Produce [Member]	Common Stock	Additional Paid- In Capital	Retained Earnings	Accumulated Other Comprehensive Loss	Total Equity Attributable to Dole plc	Equity Attributable to Noncontrolling Interests	Redeemable Noncontrolling Interests	Disposal Group, Progressive
Equity at beginning of period at Dec. 31, 2022	$ 1,286,674		$ 949	$ 795,063	$ 469,249	$ (104,133)	$ 1,161,128	$ 125,546
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income	20,058				14,159		14,159	5,899	$ 351
Dividends declared	(9,583)				(7,690)		(7,690)	(1,893)	(277)
Stock-based compensation	1,330			1,330			1,330
Other noncontrolling interest activity, net	902			(863)			(863)	1,765
Other redeemable noncontrolling interest activity, net	(666)			(666)			(666)		666
Other comprehensive income (loss), net of income tax	5,413					3,222	3,222	2,191	(87)
Equity at end of period at Mar. 31, 2023	1,304,128		949	794,864	475,718	(100,911)	1,170,620	133,508
Redeemable noncontrolling interest at beginning of period at Dec. 31, 2022									32,311
Increase (Decrease) in Temporary Equity [Roll Forward]
Net income	20,058				14,159		14,159	5,899	351
Dividends declared	(9,583)				(7,690)		(7,690)	(1,893)	(277)
Other redeemable noncontrolling interest activity, net	(666)			(666)			(666)		666
Other comprehensive (loss) income, net of income tax	5,413					3,222	3,222	2,191	(87)
Redeemable noncontrolling interest at end of period at Mar. 31, 2023									32,964
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income	51,633				42,275		42,275	9,358	715
Dividends declared	(23,818)				(7,687)		(7,687)	(16,131)	(279)
Stock-based compensation	1,045			1,045			1,045
Other noncontrolling interest activity, net	186			42			42	144
Other redeemable noncontrolling interest activity, net	(892)			(892)			(892)		892
Other comprehensive income (loss), net of income tax	3,946					3,298	3,298	648	99
Equity at end of period at Jun. 30, 2023	1,336,228		949	795,059	510,306	(97,613)	1,208,701	127,527
Increase (Decrease) in Temporary Equity [Roll Forward]
Net income	51,633				42,275		42,275	9,358	715
Dividends declared	(23,818)				(7,687)		(7,687)	(16,131)	(279)
Other redeemable noncontrolling interest activity, net	(892)			(892)			(892)		892
Other comprehensive (loss) income, net of income tax	3,946					3,298	3,298	648	99
Redeemable noncontrolling interest at end of period at Jun. 30, 2023									34,391
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income	53,123				45,292		45,292	7,831	1,037
Dividends declared	(12,270)				(7,686)		(7,686)	(4,584)	(1,660)
Stock-based compensation	1,648			1,648			1,648
Other noncontrolling interest activity, net	2,633			0			0	2,633
Other redeemable noncontrolling interest activity, net	(417)			(417)			(417)		417
Other comprehensive income (loss), net of income tax	(18,181)					(15,354)	(15,354)	(2,827)	(3)
Equity at end of period at Sep. 30, 2023	1,362,764		949	796,290	547,912	(112,967)	1,232,184	130,580
Increase (Decrease) in Temporary Equity [Roll Forward]
Net income	53,123				45,292		45,292	7,831	1,037
Dividends declared	(12,270)				(7,686)		(7,686)	(4,584)	(1,660)
Other redeemable noncontrolling interest activity, net	(417)			(417)			(417)		417
Other comprehensive (loss) income, net of income tax	(18,181)					(15,354)	(15,354)	(2,827)	(3)
Redeemable noncontrolling interest at end of period at Sep. 30, 2023									34,182
Equity at beginning of period at Dec. 31, 2023	1,386,664		949	796,800	562,562	(110,791)	1,249,520	137,144
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income	64,810				70,143		70,143	(5,333)	536
Dividends declared	(14,617)				(7,722)		(7,722)	(6,895)	(278)
Stock-based compensation	1,832			1,832			1,832
Other noncontrolling interest activity, net	347	$ (13,817)		0			0	347		$ (13,817)
Other redeemable noncontrolling interest activity, net	883			883			883		(883)
Other comprehensive income (loss), net of income tax	(13,945)					(11,333)	(11,333)	(2,612)	206
Equity at end of period at Mar. 31, 2024	1,412,157		949	799,515	624,983	(122,124)	1,303,323	108,834
Redeemable noncontrolling interest at beginning of period at Dec. 31, 2023									34,185
Increase (Decrease) in Temporary Equity [Roll Forward]
Net income	64,810				70,143		70,143	(5,333)	536
Dividends declared	(14,617)				(7,722)		(7,722)	(6,895)	(278)
Other redeemable noncontrolling interest activity, net	883			883			883		(883)
Other comprehensive (loss) income, net of income tax	(13,945)					(11,333)	(11,333)	(2,612)	206
Redeemable noncontrolling interest at end of period at Mar. 31, 2024									33,766
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income	87,595				80,117		80,117	7,478	593
Dividends declared	(19,594)				(7,596)		(7,596)	(11,998)	(274)
Stock-based compensation	1,987			1,986			1,987
Other noncontrolling interest activity, net	86			11			11	75
Other redeemable noncontrolling interest activity, net	262			262			262		(262)
Other comprehensive income (loss), net of income tax	(8,921)					(7,249)	(7,249)	(1,672)	(6)
Equity at end of period at Jun. 30, 2024	1,473,572		950	801,774	697,504	(129,373)	1,370,855	102,717
Increase (Decrease) in Temporary Equity [Roll Forward]
Net income	87,595				80,117		80,117	7,478	593
Dividends declared	(19,594)				(7,596)		(7,596)	(11,998)	(274)
Other redeemable noncontrolling interest activity, net	262			262			262		(262)
Other comprehensive (loss) income, net of income tax	(8,921)					(7,249)	(7,249)	(1,672)	(6)
Redeemable noncontrolling interest at end of period at Jun. 30, 2024									33,817
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income	20,330				14,402		14,402	5,928	1,489
Dividends declared	(10,076)				(7,859)		(7,859)	(2,217)	(1,494)
Stock-based compensation	1,186			1,186			1,186
Other noncontrolling interest activity, net	(94)			(7)			(7)	(87)
Other redeemable noncontrolling interest activity, net	(1,034)			(1,034)			(1,034)		1,034
Other comprehensive income (loss), net of income tax	16,373					12,373	12,373	4,000	(56)
Equity at end of period at Sep. 30, 2024	1,500,257		$ 950	801,919	704,047	(117,000)	1,389,916	110,341
Increase (Decrease) in Temporary Equity [Roll Forward]
Net income	20,330				14,402		14,402	5,928	1,489
Dividends declared	(10,076)				$ (7,859)		(7,859)	(2,217)	(1,494)
Other redeemable noncontrolling interest activity, net	(1,034)			$ (1,034)			(1,034)		1,034
Other comprehensive (loss) income, net of income tax	$ 16,373					$ 12,373	$ 12,373	$ 4,000	(56)
Redeemable noncontrolling interest at end of period at Sep. 30, 2024									$ 34,790